Related party balances and transactions	12 Months Ended
Dec. 31, 2019
Related party balances and transactions
Related party balances and transactions

16.  Related party balances and transactions

a)	Related parties

Name of related parties	Relationship with the Company
Mr. Hong Yao	Founder, chief executive officer and principal shareholder of the Company
Hangzhou Ruituo Technology Co., Ltd.	Entity controlled by Founder
Zhejiang Ruituo Information Technology Co., Ltd.	Entity controlled by Founder
Shanghai Zaohui Finance Lease Co., Ltd.	Entity controlled by Director prior to June 6, 2018
Zhejiang Qunshuo Electronics Co., Ltd.	Entity significantly influenced by Founder prior to October 10, 2017
Beijing Lezhihui Technology Co., Ltd.	Entity significantly influenced by Founder
Hangzhou Qiandaohuyaodage Trading Co., Ltd.	Entity controlled by immediate family members of Founder
Zhejiang Hongrui Investment Management Co., Ltd.	Entity controlled by immediate family members of Founder
Weiyi (Hangzhou) Internet Financial Information Service Co., Ltd.	Entity controlled by immediate family members of Founder prior to May 2018
Chunan Yunxiu Financial Information Advisory Services Partnership (GP) (formerly known as Chunan Yuntong Information Advisory Services Company)	Entity controlled by immediate family members of Director
Chunan Wenbei Financial Information Advisory Services Partnership (GP) (formerly known as Chunan Wencai Information Advisory Services Company)	Entity controlled by immediate family members of Founder
Chunan Wenbing Financial Information Advisory Services Partnership (GP) (formerly known as Chunan Wencai Information Advisory Services Company)	Entity controlled by immediate family members of Founder
Chunan Wenhai Financial Information Advisory Services Partnership (GP) (formerly known as Chunan Wencai Information Advisory Services Company)	Entity controlled by immediate family members of Founder
Chunan Wenjun Financial Information Advisory Services Partnership (GP) (formerly known as Chunan Wencai Information Advisory Services Company)	Entity controlled by immediate family members of Founder
Chunan Wenkang Financial Information Advisory Services Partnership (GP) (formerly known as Chunan Wencai Information Advisory Services Company)	Entity controlled by immediate family members of Founder

Chunan Wenlin Financial Information Advisory Services Partnership (GP) (formerly known as Chunan Wencai Information Advisory Services Company)	Entity controlled by immediate family members of Founder
Chunan Wenrong Financial Information Advisory Services Partnership (GP) (formerly known as Chunan Wencai Information Advisory Services Company)	Entity controlled by immediate family members of Founder
Chunan Wenshe Financial Information Advisory Services Partnership (GP) (formerly known as Chunan Wencai Information Advisory Services Company)	Entity controlled by immediate family members of Founder
Chunan Wensheng Financial Information Advisory Services Partnership (GP) (formerly known as Chunan Wencai Information Advisory Services Company)	Entity controlled by immediate family members of Founder
Chunan Wenyang Financial Information Advisory Services Partnership (GP) (formerly known as Chunan Wencai Information Advisory Services Company)	Entity controlled by immediate family members of Founder
Chunan Wanglin Financial Information Advisory Services Partnership (GP) (formerly known as Chunan Wangcai Information Advisory Services Company)	Entity controlled by immediate family members of Director
Chunan Wangqi Financial Information Advisory Services Partnership (GP) (formerly known as Chunan Wangcai Information Advisory Services Company)	Entity controlled by immediate family members of Director
Chunan Wangqian Financial Information Advisory Services Partnership (GP) (formerly known as Chunan Wangcai Information Advisory Services Company)	Entity controlled by immediate family members of Director
Chunan Wangqun Financial Information Advisory Services Partnership (GP) (formerly known as Chunan Wangcai Information Advisory Services Company)	Entity controlled by immediate family members of Director
Chunan Wangxia Financial Information Advisory Services Partnership (GP) (formerly known as Chunan Wangcai Information Advisory Services Company)	Entity controlled by immediate family members of Director
Chunan Wanglan Financial Information Advisory Services Partnership (GP) (formerly known as Chunan Wangcai Information Advisory Services Company)	Entity controlled by immediate family members of Director
Chunan Wangzhi Financial Information Advisory Services Partnership (GP)	Entity controlled by immediate family members of Director
Suzhou Weixin Zhonghua Venture Capital Partnership (LLP)	The Company’s shareholder
Zhejiang Zhongbo Finance Lease Co., Ltd.	Entity controlled by Director
Zhejiang Ruituo Non-financing Guarantee Co., Ltd.	Entity controlled by Founder
PT PENDANAAN GOTONG ROYONG	Entity significantly influenced by the Company
Weiwu (Hangzhou) Network Technology Co., Ltd.	Entity controlled by Founder
Deqing Jingxiu Management Consultant Partnership (LLP)	The Company’s shareholder
Key management and their immediate family members	The Company’s key management and their immediate family members
b)	The Company had the following related party transactions:

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Loan facilitation service fee from:
Key management and their immediate family members	851	742	—	—
Hangzhou Ruituo Technology Co., Ltd.	—	39	—	—
Loan service fee from:
Key management and their immediate family members	—	—	274	39
Hangzhou Ruituo Technology Co., Ltd.	—	—	32	5
Total	851	781	306	44
Other revenues:
Beijing Lezhihui Technology Co., Ltd.	3,740	13,362	—	—
Origination and servicing expenses:
Beijing Lezhihui Technology Co., Ltd.	49,377	22,739	—	—
Chunan Wanglan Financial Information Advisory Services Partnership (GP)	—	18,077	1,729	248
Chunan Wenjun Financial Information Advisory Services Partnership (GP)	—	11,290	6,927	995
Chunan Wenkang Financial Information Advisory Services Partnership (GP)	—	9,103	4,518	649
Chunan Wenhai Financial Information Advisory Services Partnership (GP)	—	8,743	3,518	505
Chunan Wenbing Financial Information Advisory Services Partnership (GP)	—	8,455	6,228	895
Chunan Wenlin Financial Information Advisory Services Partnership (GP)	—	8,408	4,693	674
Chunan Wenrong Financial Information Advisory Services Partnership (GP)	—	8,357	5,902	848
Chunan Wenshe Financial Information Advisory Services Partnership (GP)	—	8,047	—	—
Chunan Wenbei Financial Information Advisory Services Partnership (GP)	—	7,717	6,900	991
Chunan Wensheng Financial Information Advisory Services Partnership (GP)	—	7,600	6,509	935
Chunan Wenyang Financial Information Advisory Services Partnership (GP)	—	6,924	1,709	245
Chunan Wangxia Financial Information Advisory Services Partnership (GP)	—	6,761	3,027	435
Chunan Wanglin Financial Information Advisory Services Partnership (GP)	—	5,133	6,900	991
Chunan Wangqi Financial Information Advisory Services Partnership (GP)	—	4,969	4,250	610
Chunan Wangqun Financial Information Advisory Services Partnership (GP)	—	4,948	9,255	1,329
Chunan Wangqian Financial Information Advisory Services Partnership (GP)	—	2,424	—	—

Chunan Yunxiu Financial Information Advisory Services Partnership (GP)	—	1,909	943	135
Chunan Wencai Information Advisory Services Company	99,601	—	—	—
Chunan Wangcai Information Advisory Services Company	62,496	—	—	—
Chunan Yuntong Information Advisory Services Company	2,793	—	—	—
Collecting costs to:
Zhejiang Hongrui Investment Management Co., Ltd.	20,469	6,253	—	—
Zhejiang Ruituo Information Technology Co., Ltd.	—	4,996	—	—
GPS costs to:
Zhejiang Qunshuo Electronics Co., Ltd	25,290	—	—	—
Total	260,026	162,853	73,008	10,485
General and administrative expenses:
Consulting expenses to:
Suzhou Weinxin Zhonghua Venture Capital Partnership (LLP)	20,000	—	—	—
Welfare expenses to:
Hangzhou Qiandaohuyaodage Trading Co., Ltd.	1,387	276	—	—
Total	21,387	276	—	—
Sales and marketing expenses:
Promotion expenses to:
Weiyi (Hangzhou) Internet Financial Information Service Co., Ltd	7,916	9,631	—	—
Trademark expenses to:
Zhejiang Ruituo Information Technology Co., Ltd.	62	—	—	—
Total	7,978	9,631	—	—
c)	The Company had the following related party balances:

Amounts due from related parties

		As of December 31,
		2018	2019
		RMB	RMB	US$
Zhejiang Zhongbo Finance Lease Co., Ltd.	(i)	10,010	—	—
Hangzhou Ruituo Technology Co., Ltd.	(ii)	7,081	7,036	1,011
Zhejiang Ruituo Non-financing Guarantee Co., Ltd.		2,692	2,679	385
PT PENDANAAN GOTONG ROYONG		—	1,918	276
Others		2,014	12,419	1,783
Total		21,797	24,052	3,455
(i)	The balance represents loans provided to Zhejiang Zhongbo Finance Lease Co., Ltd. ("Zhongbo") for the advances of certain type of loan product of the Company as of December 31, 2018.
(ii)	The balance mainly represents loans provided to Hangzhou Ruituo Technology Co., Ltd. and receivable from the disposal of vehicle collaterals for overdue loans as of December 31, 2018 and 2019.

Amounts due to related parties

		As of December 31,
		2018	2019
		RMB	RMB	US$
Hangzhou Ruituo Technology Co., Ltd.	(iii)	714	23,743	3,410
Key management and their immediate family members	(iii)	7,626	3,831	550
Mr. Hong Yao	(iii)	950	328	47
Zhejiang Zhongbo Finance Lease Co., Ltd.	(iv)	9,471	—	—
Chunan Wangqi Financial Information Advisory Services Partnership (GP)		1,806	—	—
Chunan Wangzhi Financial Information Advisory Services Partnership (GP)		1,290	—	—
Chunan Wangqun Financial Information Advisory Services Partnership (GP)		1,110	—	—
Other related service center operation partners		4,833	74	11
Beijing Lezhihui Technology Co., Ltd.		275	275	40
Others		653	799	115
Total		28,728	29,050	4,173
(iii)	The balance mainly represents investment balance due to related parties who are also investors on the platform.
(iv)	The balance represents account balance of Zhongbo on the platform which is borrowed from the Company and used for the advances of certain type of loan product of the Company.